Summary of Significant Accounting Policies (Details) - Schedule of Operating Results of the VIEs - VIE’s [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operating Results of the VIEs [Line Items]
Revenue	$ 160,009,293	$ 209,981,306	$ 170,911,999
Operating expenses	170,094,956	218,805,217	174,364,008
Net loss	$ (10,689,357)	$ (8,338,701)	$ (2,850,415)